UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND
ENERGY INFRASTRUCTURE FUND
OCTOBER 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.2%

	Shares	Value
CHEMICALS — 2.1%
LyondellBasell Industries, Cl A	18,000	$1,342,800

CONSUMER DISCRETIONARY — 8.8%
Comcast, Cl A	57,900	2,754,882
Liberty Global, Cl A *	17,000	1,332,290
Time Warner Cable	14,000	1,682,100

		5,769,272

ELECTRIC UTILITIES — 25.8%
Duke Energy	19,000	1,362,870
IDACORP	26,000	1,341,600
ITC Holdings	34,000	3,420,060
NextEra Energy	33,000	2,796,750
Northeast Utilities	62,840	2,695,208
Pinnacle West Capital	47,500	2,661,425
Westar Energy, Cl A	82,000	2,592,020

		16,869,933

ENERGY — 17.5%
Enbridge	31,400	1,362,446
FMC Technologies *	14,000	707,700
Goodrich Petroleum *	2,500	58,475
Halliburton	19,053	1,010,381
MarkWest Energy Partners LP (A)	35,600	2,644,368
Schlumberger	25,300	2,371,116
Valero Energy	19,000	782,230
Williams	69,400	2,478,274

		11,414,990

FINANCIALS — 4.1%
American Tower, Cl A REIT	34,200	2,713,770

GAS — 6.7%
Energen	14,500	1,135,640
New Jersey Resources	30,000	1,380,900
South Jersey Industries	31,100	1,852,005

		4,368,545

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.0%
Calpine *	32,500	655,525

INDUSTRIALS — 2.1%
Union Pacific	9,100	1,377,740

INFORMATION TECHNOLOGY — 0.5%
First Solar *	7,000	351,890

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND
ENERGY INFRASTRUCTURE FUND
OCTOBER 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
MULTI-UTILITIES — 15.6%
DTE Energy	36,650	$2,533,981
National Grid PLC ADR	33,000	2,076,690
NiSource	96,200	3,032,224
Wisconsin Energy	60,000	2,526,600

		10,169,495

TELECOMMUNICATION SERVICES — 5.0%
BCE	23,700	1,031,661
Verizon Communications	44,000	2,222,440

		3,254,101

WATER UTILITIES — 6.0%
American Water Works	60,300	2,585,061
Aqua America	53,000	1,334,540

		3,919,601

TOTAL COMMON STOCK (Cost $51,736,542)		62,207,662

SHORT-TERM INVESTMENT(B) — 5.5%
SEI Daily Income Trust Treasury II Fund, Cl B, 0.010% (Cost $3,621,102)	3,621,102	3,621,102

TOTAL INVESTMENTS — 100.7% (Cost $55,357,644) †		$65,828,764

Percentages are based on Net Assets of $65,360,369.

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $55,357,644, and the unrealized appreciation and depreciation were $10,492,528 and $(21,408) respectively.
*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At October 31, 2013, this security amounted to $2,644,368 or 4.0% of net assets.
(B)	The rate reported is the 7-day effective yield as of October 31, 2013.

ADR	—	American Depositary Receipt
Cl	—	Class
LP	—	Limited Partnership
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2013, there have been no transfers between levels or level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHR-QH-001-1900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 30, 2013

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 30, 2013